Indebtedness and Credit Agreements (Tables)	12 Months Ended
Mar. 04, 2017
Indebtedness and Credit Agreements
Summary of indebtedness and lease financing obligations

	2017	2016
Secured Debt:
Senior secured revolving credit facility due January 2020 ($2,430,000 and $2,100,000 face value less unamortized debt issuance costs of $24,918 and $33,903)	$2,405,082	$2,066,097
Tranche 1 Term Loan (second lien) due August 2020 ($470,000 face value less unamortized debt issuance costs of $4,167 and $5,414)	465,833	464,586
Tranche 2 Term Loan (second lien) due June 2021 ($500,000 face value less unamortized debt issuance costs of $2,431 and $3,007)	497,569	496,993
Other secured	90	90

	3,368,574	3,027,766
Guaranteed Unsecured Debt:
9.25% senior notes due March 2020 ($902,000 face value plus unamortized premium of $2,071 and $2,743 and less unamortized debt issuance costs of $7,527 and $10,180)	896,544	894,563
6.75% senior notes due June 2021 ($810,000 face value less unamortized debt issuance costs of $6,360 and $7,872)	803,640	802,128
6.125% senior notes due April 2023 ($1,800,000 face value less unamortized debt issuance costs of $25,984 and $30,343)	1,774,016	1,769,657

	3,474,200	3,466,348
Unguaranteed Unsecured Debt:
7.7% notes due February 2027 ($295,000 face value less unamortized debt issuance costs of $1,625 and $1,794)	293,375	293,206
6.875% fixed-rate senior notes due December 2028 ($128,000 face value less unamortized debt issuance costs of $771 and $837)	127,229	127,163

	420,604	420,369
Lease financing obligations	65,315	79,653

Total debt	7,328,693	6,994,136
Current maturities of long-term debt and lease financing obligations	(21,335)	(26,848)

Long-term debt and lease financing obligations, less current maturities	$7,307,358	$6,967,288

Schedule of debt instruments included in continuing operations and discontinued operations

	March 4, 2017
	Debt	Lease Financing Obligations	Total Debt and Lease Financing Obligations
Balance, March 4, 2017 — per above table	$7,263,378	$65,315	$7,328,693
Amounts reclassified as current and noncurrent liabilities held for sale in connection with the Divestiture (a)	(4,027,400)	(10,492)	(4,037,892)

Total debt and lease financing obligations	3,235,978	54,823	3,290,801
Current maturities of long-term debt and lease financing obligations — continuing operations	(90)	(17,619)	(17,709)

Long-term debt and lease financing obligations, less current maturities — continuing operations	$3,235,888	$37,204	$3,273,092

	February 27, 2016
	Debt	Lease Financing Obligations	Total Debt and Lease Financing Obligations
Balance, February 27, 2016— per above table	$6,914,483	$79,653	$6,994,136
Amounts reclassified as current and noncurrent liabilities held for sale in connection with the Divestiture (a)	(4,027,400)	(15,143)	(4,042,543)

Total debt and lease financing obligations	2,887,083	64,510	2,951,593
Current maturities of long-term debt and lease financing obligations — continuing operations	(90)	(23,146)	(23,236)

Long-term debt and lease financing obligations, less current maturities — continuing operations	$2,886,993	$41,364	$2,928,357

(a)

In connection with the Sale, the Company is estimating that the Sale will provide total excess cash proceeds of approximately $4,027,400 which will be used to repay outstanding indebtedness. As such, the Company included $4,027,400 of estimated proceeds as of March 4, 2017 and February 27, 2016 as repayment of outstanding indebtedness that has been included in liabilities held for sale. Additionally, as part of the Sale, the Company will be relieved of approximately $10,492 and $15,143, respectively, of capital lease obligations as of March 4, 2017 and February 27, 2016. These amounts are also reflected as liabilities held for sale. Please see Note 27 for additional details.